UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2005

Date of reporting period:	3/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

MARCH 31, 2005

CASH ACCUMULATION TRUST/

LIQUID ASSETS FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the Liquid Assets Fund informative and useful. As a Liquid Assets Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Liquid Assets Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 3/31/05
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	2.68%	$1.00	42 Days	$710.2
iMoneyNet, Inc. Prime Retail Universe Average*	1.90%	N/A	39 Days	N/A

*iMoneyNet,	Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 29, 2005, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 28, 2004, to March 29, 2005, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2005.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/Liquid Assets Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/Liquid Assets Fund	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000	$1,010	0.16%	$0.80
Hypothetical	$1,000	$1,024	0.16%	$0.81

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2005 (to reflect the six-month period).

Cash Accumulation Trust/Liquid Assets Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 4.6%
$19,000	Barclays Bank PLC 3.03%, 6/30/05	$19,000,000
4,000	Canadian Imperial Bank of Commerce 2.69%, 4/12/05(a)	4,000,653
5,000	Citibank N.A., New York 2.745%, 5/16/05	5,000,000
5,000	Royal Bank of Canada 2.615%, 4/26/05	4,999,799

		33,000,452

Commercial Paper 70.0%
5,000	Allianz Finance Corp., 144A 2.71%, 5/4/05(d)	4,987,671
17,500	2.98%, 6/7/05(d)	17,403,594
3,000	Banco Santander Central Hispano 2.68%, 6/1/05(d)	2,986,529
4,100	Bank of Ireland Governor & Co. 2.73%, 5/5/05(d)	4,089,506
25,000	Bankamerica Corp. 2.69%, 5/4/05(d)	24,938,813
5,000	2.82%, 5/9/05(d)	4,985,169
8,300	Barclays Funding LLC 2.76%, 5/2/05(d)	8,280,345
7,300	2.80%, 5/10/05(d)	7,278,015
10,000	Bear Stearns Co., Inc. 2.70%, 5/2/05(d)	9,976,922
5,000	2.93%, 5/23/05(d)	4,978,911
6,000	3.03%, 6/21/05(d)	5,959,365
6,000	3.03%, 6/22/05(d)	5,958,864
22,000	Cafco LLC, 144A 2.99%, 6/3/05(d)	21,885,655
5,500	CBA (Delaware) Finance, Inc. 2.69%, 6/17/05(d)	5,468,826
7,000	3.03%, 6/30/05(d)	6,947,325
5,000	Ciesco L P 3.00%, 6/13/05(d)	4,969,786
20,000	2.93%, 5/23/05(d), 144A	19,915,645
10,000	CXC, Inc., 144A 2.69%, 6/15/05(d)	9,944,792

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	7

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$3,000	Depfa Bank PLC, 144A 2.83%, 5/18/05(d)	$2,988,994
6,000	2.87%, 5/25/05(d)	5,974,350
5,000	Edison Asset Securization LLC, 144A 2.79%, 5/9/05(d)	4,985,328
10,000	3.21%, 9/12/05(d)	9,856,044
8,000	Falcon Asset Securitization, 144A 2.90%, 4/4/05	7,998,267
10,000	General Electric Capital Corp. 2.98%, 6/15/05(d)	9,938,333

28,000	Greenwich Capital Holdings 2.73125%, 4/11/05(a)	28,000,000
5,000	HBOS Treasury Services PLC 2.79%, 5/9/05(d)	4,985,381
15,000	ING America Insurance holdings, Inc. 3.00%, 6/20/05(d)	14,900,667
18,000	International Lease Finance Corp. 2.89%, 4/4/05	17,996,100
4,000	Irish Life & Permanent Trust PLC, 144A 2.68%, 6/2/05(d)	3,981,744
35,121	Long Lane Master Trust IV, 144A 2.82%, 4/29/05(d)	35,044,241
10,000	Metlife Funding Inc. 2.69%, 5/2/05(d)	9,977,009
6,000	2.70%, 5/5/05(d)	5,984,813
5,000	New Center Asset Trust 2.81%, 5/6/05(d)	4,986,389
8,000	2.86%, 5/10/05(d)	7,975,300
12,000	Nordeutsche Landesbank, 144A 2.65%, 4/7/05(d)	11,994,720
11,355	2.89%, 5/10/05(d)	11,319,572
2,000	Pfizer, Inc., 144A 2.91%, 5/20/05(d)	1,992,106
7,579	Preferred Receivables Funding Corp., 144A 2.90%, 4/4/05	7,577,358
3,000	Prudential PLC 2.98%, 6/15/05(d)	2,981,500
18,000	2.64%, 4/11/05(d), 144A	17,986,850
3,500	2.62%, 4/12/05(d), 144A	3,497,209
9,000	2.63%, 4/12/05(d), 144A	8,992,822

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$11,000	Societe Generale North America 2.72%, 5/12/05(d)	$10,966,175
5,000	Spintab Swedmortgage AB 2.61%, 4/12/05(d)	4,996,043
2,300	Swedbank 2.67%, 4/14/05(d)	2,297,791
6,500	2.95%, 6/1/05(d)	6,467,729
1,500	2.86%, 6/10/05(d)	1,491,746
13,000	Swiss Re Financial Products Corp., 144A 2.69%, 5/9/05(d)	12,963,362
10,000	2.99%, 6/14/05(d)	9,938,950
1,900	3.01%, 6/22/05(d)	1,887,060
9,000	2.85%, 7/13/05(d)	8,927,642
9,373	Three Pillars Funding Corp., 144A 2.69%, 4/29/05(d)	9,353,535
5,800	UBS Finance, Inc. 2.73%, 5/3/05(d)	5,786,028
5,405	Westpac Capital Corp. 2.96%, 6/9/05(d)	5,374,543
3,600	2.97%, 6/9/05(d)	3,579,645

		496,901,079

Other Corporate Obligations 22.5%
14,000	American Express Centurion, MTN 2.75%, 4/4/05(a)	14,007,933
10,000	American Express Credit Corp., MTN 2.82563%, 4/5/05(a)	10,006,088
7,500	Associates Corp. N.A. 6.20%, 5/16/05	7,531,967
	Citigroup Global Markets, MTN
13,000	2.76%, 4/25/05(a)	13,001,681
6,000	General Electric Capital Corp. 2.86%, 4/11/05(a)	6,000,000
6,000	2.93%, 4/18/05(a), MTN	6,000,000
1,120	7.50%, 5/15/05, MTN	1,126,440
17,000	Goldman Sachs Group Inc., MTN 3.16%, 6/15/05(a)	17,000,000
2,500	6.34%, 3/1/06	2,558,816
5,000	Irish Life & Permanent Trust PLC, 144A 2.85%, 4/21/05(a)	4,999,557

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	9

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$10,000	Merrill Lynch & Co., Inc., MTN 2.921%, 4/11/05(a)	$10,000,000
4,000	Metropolitan Life Insurance, (cost $4,000,000; purchased 9/30/04) 2.77%, 4/1/05(a)(c)	4,000,000
20,000	Morgan Stanley, MTN 2.71%, 4/4/05(a)	20,000,000
23,000	National City Bank 2.78%, 4/30/05(a)	22,996,237
4,000	Royal Bank of Canada, MTN 2.78%, 4/11/05(a)	4,000,000
11,500	U.S. Bank, N.A., MTN 2.09%, 4/26/05	11,495,083
5,000	2.95%, 6/5/05(a)	5,001,329

		159,725,131

Repurchase Agreement 2.2%
15,865	Greenwich Capital Markets,
	2.92%, dated 3/31/05, due 04/01/05 in the amount of $15,866,287 (cost $15,865,000; the value of the collateral including accrued interest was $16,183,475)(e)	15,865,000

	Total Investments 99.3% (amortized cost $705,491,662)(b)	705,491,662
	Other assets in excess of liabilities 0.7%	4,726,346

	Net Assets 100%	$710,218,008

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Federal income tax basis is the same as for financial reporting purposes.
(c)	Private placement, restricted as to resale and does not have a readily available market, the aggregate cost of such securities is $4,000,000. The aggregate value of $4,000,000 is approximately 0.56% of net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by United States or federal agency obligations.

MTN—Medium Term Note.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of March 31, 2005 was as follows:

Commercial Banks	31.8%
Asset Backed Securities	20.3
Security Brokers & Dealer	14.7
Life Insurance	7.2
Fire, Marine, Casualty Insurance	6.9
BHC US	6.5
Short-Term Business Credit	5.1
Equipment Rental & Leasing	2.5
Repurchase Agreement	2.2
Personal Credit Institutions	1.1
Mortgage Bankers	0.7
Pharmaceuticals	0.3

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	11

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$705,491,662
Cash	9,535
Receivable for Fund shares sold	39,160,822
Interest receivable	754,291
Prepaid expenses	1,254

Total assets	745,417,564

Liabilities
Payable for Fund shares reacquired	34,484,493
Dividends payable	412,116
Accrued expenses	285,684
Management fee payable	15,288
Deferred trustees’ fees	1,975

Total liabilities	35,199,556

Net Assets	$710,218,008

Net assets were comprised of:
Shares of beneficial interest, at $.00001 par value	$7,102
Paid-in capital in excess of par	710,210,906

Net assets, March 31, 2005	$710,218,008

Net asset value, offering price and redemption price per share ($710,218,008 ÷ 710,218,008 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Net Investment Income
Income
Interest	$6,746,228

Expenses
Management fee	89,753
Transfer agent’s fees and expenses	200,000
Registration fees	66,000
Custodian’s fees and expenses	51,000
Reports to shareholders	16,000
Legal fees and expenses	12,000
Audit fee	8,000
Trustees’ fees	8,000
Miscellaneous	7,692

Total expenses	458,445

Net investment income	6,287,783

Realized Gain On Investments
Net realized gain on investments transactions	7,741

Net Increase In Net Assets Resulting From Operations	$6,295,524

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2005	Year Ended September 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,287,783	$4,372,491
Net realized gain (loss) on investment transactions	7,741	(831)

Net increase in net assets resulting from operations	6,295,524	4,371,660

Dividends and distributions (Note 1)	(6,295,524)	(4,371,660)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	3,904,273,007	4,396,228,733
Net asset value of shares issued in reinvestment of dividends and distributions	6,024,957	4,064,137
Cost of shares reacquired	(3,673,007,032)	(4,346,539,874)

Net increase in net assets from Fund share transactions	237,290,932	53,752,996

Total increase	237,290,932	53,752,996

Net Assets
Beginning of period	472,927,076	419,174,080

End of period	$710,218,008	$472,927,076

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series-the National Money Market Fund and the Liquid Assets Fund (the ‘Fund’). These financial statements relate to the Liquid Assets Fund. The Financial Statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is

Cash Accumulation Trust/Liquid Assets Fund	15

Notes to Financial Statements

Cont’d

marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are changed directly at the fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is

16	Visit our website at www.prudential.com

obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2005, the annualized management costs were .03% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (‘PMFS’), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. For the six months ended March 31, 2005, the Fund incurred fees of approximately $43,600 for the services of PMFS. As of March 31,2005, $21,800 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Cash Accumulation Trust/Liquid Assets Fund	17

Financial Highlights

(Unaudited)

	Six Months Ended March 31, 2005

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.01
Dividends and distributions to shareholders	(.01)

Net asset value, end of period	$1.00

Total Return(a)	1.60%
Ratios/Supplemental Data:
Net assets, end of Period (000)	$710,218
Average net assets (000)	$575,790
Ratios to average net assets:
Expenses	.16	%(b)
Net investment income	2.19	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Year Ended September 30,
2004	2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00	$1.00

.01	.01	.02	.05	.06
(.01)	(.01)	(.02)	(.05)	(.06)

$1.00	$1.00	$1.00	$1.00	$1.00

1.00%	1.14%	2.04%	5.33%	6.15%

$472,927	$419,174	$512,017	$556,572	$488,807
$427,578	$434,433	$508,258	$486,816	$417,161

.23%	.28%	.23%	.21%	.24%
1.02%	1.13%	1.99%	5.16%	6.03%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	19

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Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852

PROXY VOTING
The Board of Trustees for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Officer •
Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Cash Accumulation Trust/Liquid Assets Fund
	NASDAQ	PLQXX
	CUSIP	147541502

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/Liquid Assets Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Cash Accumulation Trust/Liquid Assets Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.prudential.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

MF175E2    IFS-A104111    Ed. 05/2005

SEMIANNUAL REPORT

MARCH 31, 2005

CASH ACCUMULATION TRUST/

NATIONAL MONEY MARKET FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the National Money Market Fund informative and useful. As a National Money Market Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust/National Money Market Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the National Money Market Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 3/31/05
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
National Money Market Fund	2.13%	$1.00	45 Days	$344.0
iMoneyNet, Inc. Prime Retail Universe Average*	1.90%	N/A	39 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 29, 2005, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

2

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the Cash Accumulation Trust/National Money Market Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 28, 2004, to March 29, 2005, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2005.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/National Money Market Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/ National Money Market Fund	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000	$1,008	0.66%	$3.30

Hypothetical	$1,000	$1,022	0.66%	$3.33

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2005 (to reflect the six-month period).

Cash Accumulation Trust/National Money Market Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 6.4%
	Barclays Bank PLC
$17,000	3.03%, 6/30/05	$17,000,000
	Citibank N.A., New York
5,000	2.745%, 5/16/05	5,000,000

		22,000,000

Commercial Paper 61.9%
	Alliance & Leicester PLC, 144A
2,500	3.11%, 7/7/05(d)	2,479,253
	Allianz Finance Corp., 144A
3,000	2.71%, 5/4/05(d)	2,992,603
10,000	2.98%, 6/7/05(d)	9,944,911
	Banco Santander Central Hispano
1,000	3.02%, 6/8/05(d)	994,333
	BankAmerica Corp.
16,500	2.69%, 5/4/05(d)	16,459,616
	Bear Stearns Co., Inc.
7,000	2.70%, 5/2/05(d)	6,983,845
3,000	2.93%, 5/23/05(d)	2,987,347
3,000	3.03%, 6/21/05(d)	2,979,682
3,000	3.03%, 6/22/05(d)	2,979,432
	CAFCO LLC, 144A
12,000	2.99%, 6/3/05(d)	11,937,630
	CBA (Delaware) Finance, Inc.
11,000	2.69%, 6/17/05(d)	10,937,651
6,000	3.03%, 6/30/05(d)	5,954,850
	Ciesco LLC
3,000	3.00%, 6/13/05(d)	2,981,872
5,606	144A 2.93%, 5/23/05(d)	5,582,355
	DEPFA Bank PLC, 144A
5,000	2.83%, 5/18/05(d)	4,981,657
	Dresdner U.S. Finance, Inc.
2,700	3.00%, 6/2/05(d)	2,686,143
	Edison Asset Securitization LLC
3,000	2.79%, 5/9/05(d)	2,991,196
4,000	3.21%, 9/12/05(d)	3,942,418
	Gannett Co., Inc.
3,000	4.95%, 4/1/05	3,000,000
	Greenwich Capital Holdings
16,000	2.73125%, 4/11/05(a)	16,000,000

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	7

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	HBOS Treasury Services PLC
$2,100	2.75%, 5/9/05(d)	$2,093,949
	ING America Insurance Holdings, Inc.
5,000	3.00%, 6/20/05(d)	4,966,889
	International Lease Finance Corp.
3,600	2.89%, 4/4/05	3,599,220
	Irish Life & Permanent Trust PLC, 144A
5,000	2.68%, 6/2/05(d)	4,977,181
	Long Lane Master Trust IV, 144A
4,000	2.82%, 4/29/05(d)	3,991,258
	Metlife Funding, Inc.
7,000	2.69%, 5/2/05(d)	6,983,906
4,000	2.70%, 5/5/05(d)	3,989,875
	New Center Asset Trust
8,500	2.81%, 5/6/05(d)	8,476,861
	Nordeutsche Landesbank, 144A
4,000	2.65%, 4/7/05(d)	3,998,240
7,045	2.89%, 5/10/05(d)	7,023,020
	Prudential PLC
6,000	2.98%, 6/15/05(d)	5,963,000
10,000	144A 2.64%, 4/11/05(d)	9,992,695
	Societe Generale North America
4,000	2.72%, 5/12/05(d)	3,987,700
	Spintab Swedmortgage AB
6,055	2.61%, 4/12/05(d)	6,050,208
	Swiss Re Financial Products Corp., 144A
7,000	2.69%, 5/9/05(d)	6,980,271
10,000	2.85%, 7/13/05(d)	9,919,603

		212,790,670

Other Corporate Obligations 27.7%
	American Express Credit Corp., MTN
4,000	2.82563%, 4/5/05(a)	4,003,339
	Associates Corp. N.A.
2,000	6.20%, 5/16/05	2,008,525
	Caterpillar Financial Services Corp., MTN
5,650	2.83%, 5/16/05(a)	5,651,667
	Citigroup Global Markets, MTN
4,200	2.76%, 4/25/05(a)	4,200,543
	General Electric Capital Corp.
14,500	2.86%, 4/11/05(a)	14,517,639

See Notes to Financial Statements.

8	Visit our website at www.prudential.com

Principal Amount (000)	Description	Value (Note 1)

	Goldman Sachs Group, Inc., MTN
$12,000	3.16%, 6/15/05(a)	$12,000,000
	International Business Machines Corp.
2,000	4.125%, 6/30/05	2,004,587
	Merrill Lynch & Co., Inc., MTN
8,000	2.92125%, 4/11/05(a)	8,000,000
2,000	3.40%, 6/13/05(a)	2,001,617
	Morgan Stanley, MTN
11,000	2.71%, 4/4/05(a)	11,000,000
	National City Bank
16,000	2.78%, 5/2/05(a)	15,997,382
	US Bank, N.A., MTN
10,000	2.09%, 4/26/05	9,995,724
4,000	2.95%, 6/6/05(a)	4,001,063

		95,382,086

U.S. Government Agency 3.2%
	Federal Home Loan Bank
11,000	1.35%, 4/15/05	11,000,000

Repurchase Agreement 0.7%
2,479	Greenwich Capital Markets, 2.92%, dated 3/31/05, due 4/1/05 in the amount of $2,479,201 (cost $2,479,000; the value of the collateral including accrued interest was $2,530,317)(c)	2,479,000

	Total Investments 99.9% (amortized cost $343,651,756)(b)	343,651,756
	Other assets in excess of liabilities 0.1%	340,354

	Net Assets 100%	$343,992,110

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	The cost of securities for federal income tax purposes is substantially the same as for the financial reporting purposes.
(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d)	Rate quoted represents yield-to-maturity as of purchase date.

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid

MTN—Medium Term Note.

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	9

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2005 was as follows:

Commercial Banks	29.2%
Security Brokers & Dealer	18.9
Asset Backs	11.6
Life Insurance	9.1
BHC US	8.9
Fire, Marine, Casualty Insurance	6.4
Short-Term Business Credit	5.4
Federal Credit Agencies	3.2
Mortgage Bankers	1.8
Construction and Machine Equipment	1.6
Equipment Rental & Leasing	1.0
Newspaper Publishing	0.9
Repurchase Agreement	0.7
Personal Credit Institution	0.6
Office Machines	0.6

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$343,651,756
Cash	4,935
Receivable for Fund shares sold	6,455,504
Interest receivable	481,231
Prepaid expenses	77,701

Total assets	350,671,127

Liabilities
Payable for Fund shares reacquired	6,157,510
Accrued expenses	224,496
Dividends payable	157,984
Management fee payable	109,257
Distribution fee payable	28,015
Deferred Trustees’ fees	1,755

Total liabilities	6,679,017

Net Assets	$343,992,110

Net assets were comprised of:
Shares of beneficial interest at par, at $.00001 par value	$3,440
Paid-in capital in excess of par	343,988,670

Net assets, March 31, 2005	$343,992,110

Net asset value, offering price and redemption price per share ($343,992,110 ÷ 343,992,110 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	11

Statement of Operations

Period Ended March 31, 2005 (Unaudited)

Net Investment Income
Income
Interest	$3,776,749

Expenses
Management fee	647,393
Distribution fee	165,998
Transfer agent’s fees and expenses	117,000
Registration fees	72,000
Custodian’s fees and expenses	51,000
Legal fees and expenses	13,000
Reports to shareholders	12,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous	4,658

Total expenses	1,097,049

Net investment income	2,679,700

Realized Gain On Investments
Net realized gain on investment transactions	8,858

Net Increase In Net Assets Resulting From Operations	$2,688,558

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2005	Year Ended September 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,679,700	$1,949,178
Net realized gain (loss) on investment transactions	8,858	(7,148)

Net increase in net assets resulting from operations	2,688,558	1,942,030

Dividends and distributions (Note 1)	(2,688,558)	(1,942,030)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	1,299,076,335	3,383,504,681
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	2,604,152	1,768,724
Cost of shares reacquired	(1,291,977,775)	(3,332,800,631)

Net increase in net assets from Fund share transactions	9,702,712	52,472,774

Total increase	9,702,712	52,472,774

Net Assets
Beginning of period	334,289,398	281,816,624

End of period	$343,992,110	$334,289,398

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	13

Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund (the “Fund”) and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of

14	Visit our website at www.prudential.com

collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Cash Accumulation Trust/National Money Market Fund	15

Notes to Financial Statements

Cont’d

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund’s average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and .325% of the Fund’s average daily net assets in excess of $2 billion. The effective management fee rate was .39 of 1% for the six months ended March 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets, regardless of expenses actually incurred by PIM. The distribution fees are accrued daily and payable monthly.

PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. During the six months ended March 31, 2005, the Fund incurred fees of approximately $28,000 for the services of PMFS. As of March 31, 2005, approximately $14,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

16	Visit our website at www.prudential.com

SEMIANNUAL REPORT

MARCH 31, 2005

PRUDENTIAL

CASH ACCUMULATION TRUST/NATIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Financial Highlights

(Unaudited)

	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.01
Dividends and distributions to sharesholders	(.01)

Net asset value, end of period	$1.00

Total Return(a)	0.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$343,992
Average net assets (000)	$332,909
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.66	%(b)
Expenses, excluding distribution and service (12b-1) fees	.56	%(b)
Net investment income	1.61	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Year Ended September 30,
2004	2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00	$1.00

.01	.01	.02	.05	.06
(.01)	(.01)	(.02)	(.05)	(.06)

$1.00	$1.00	$1.00	$1.00	$1.00

0.57%	0.74%	1.67%	4.9%	5.7%

$334,289	$281,817	$337,830	$395,261	$381,836
$330,248	$296,479	$350,387	$381,639	$393,073

.66%	.69%	.65%	.64%	.68%
.56%	.59%	.55%	.54%	.58%
.59%	.74%	1.62%	4.80%	5.55%

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	19

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

PROXY VOTING
The Board of Trustees for the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX
CUSIP	147541106

An investor should consider the investment objectives, risks, and charges and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/National Money Market Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Cash Accumulation Trust/National Money Market Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.prudential.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX
CUSIP	147541106

MF178E2    IFS-A104110    Ed. 05/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.